Note 7 - Income Taxes (Details) - Net Deferred Taxes - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current deferred tax asset:
Deferred revenue		$ 776,100	$ 1,064,000
Deferred franchise costs		(253,900)	(362,800)
Allowance for doubtful accounts		30,800
Accrued expenses		197,300
Restricted stock compensation		(60,700)
Deferred rent		35,500
Charitable contribution carryover		400
		725,500	701,200
Less valuation allowance		(516,700)
Net current deferred tax asset	$ 208,800	208,800	701,200
Non-current deferred tax asset:
Deferred revenue		2,223,200	1,825,700
Deferred franchise costs		(679,000)	(469,100)
Restricted stock compensation		(170,600)
Deferred rent		171,500
Net operating loss carryforwards		38,200
Asset basis difference related to property and equipment		(45,400)	(90,900)
		1,537,900	1,265,700
Less valuation allowance		$ (1,537,900)
Net non-current deferred tax asset			$ 1,265,700